Subsequent Events - Additional Information (Detail) - Dividend Paid [Member] - Subsequent Event [Member] ₨ / shares in Units, ₨ in Millions	Apr. 20, 2024 INR (₨) ₨ / shares
Subsequent Event [Line Items]
Dividend paid, per share amount | ₨ / shares	₨ 19.5
Dividend paid, total amount | ₨	₨ 148,139.8